Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RYDEX DYNAMIC FUNDS
Entity Central Index Key	0001092720
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Dow 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$99	1.82%[2]

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 17.47%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group, Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	17.47%	12.24%	18.07%	19.12%
Class A (with sales charge)‡	11.89%	6.90%	16.93%	18.54%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	13.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 37,014,208
Holdings Count | shares	38
Investment Company, Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$37,014,208
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	156%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.2%
Microsoft Corp.	6.0%
Caterpillar, Inc.	5.5%
Home Depot, Inc.	4.7%
Sherwin-Williams Co.	4.0%
UnitedHealth Group, Inc.	4.0%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.5%
Top 10 Total	48.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.2%
Microsoft Corp.	6.0%
Caterpillar, Inc.	5.5%
Home Depot, Inc.	4.7%
Sherwin-Williams Co.	4.0%
UnitedHealth Group, Inc.	4.0%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.5%
Top 10 Total	48.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$140	2.57%[2]

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.57%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 17.03%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group, Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	17.03%	11.41%	17.20%	18.24%
Class C (with CDSC)§	16.03%	10.41%	17.20%	18.24%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	13.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 37,014,208
Holdings Count | shares	38
Investment Company, Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$37,014,208
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	156%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.2%
Microsoft Corp.	6.0%
Caterpillar, Inc.	5.5%
Home Depot, Inc.	4.7%
Sherwin-Williams Co.	4.0%
UnitedHealth Group, Inc.	4.0%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.5%
Top 10 Total	48.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.2%
Microsoft Corp.	6.0%
Caterpillar, Inc.	5.5%
Home Depot, Inc.	4.7%
Sherwin-Williams Co.	4.0%
UnitedHealth Group, Inc.	4.0%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.5%
Top 10 Total	48.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$99	1.82%[2]

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 17.46%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group, Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	17.46%	12.22%	18.06%	19.11%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	13.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 37,014,208
Holdings Count | shares	38
Investment Company, Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$37,014,208
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	156%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.2%
Microsoft Corp.	6.0%
Caterpillar, Inc.	5.5%
Home Depot, Inc.	4.7%
Sherwin-Williams Co.	4.0%
UnitedHealth Group, Inc.	4.0%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.5%
Top 10 Total	48.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.2%
Microsoft Corp.	6.0%
Caterpillar, Inc.	5.5%
Home Depot, Inc.	4.7%
Sherwin-Williams Co.	4.0%
UnitedHealth Group, Inc.	4.0%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.5%
Top 10 Total	48.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Dow 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.81%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -19.19%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group. Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-19.19%	-16.41%	-20.97%	-26.01%
Class A (with sales charge)‡	-23.03%	-20.39%	-21.74%	-26.37%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	13.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,131,864
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$4,131,864
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Dow 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$116	2.57%[2]

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.57%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -19.40%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group. Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-19.40%	-17.07%	-21.58%	-26.56%
Class C (with CDSC)§	-20.21%	-17.86%	-21.58%	-26.56%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	13.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,131,864
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$4,131,864
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Dow 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$82	1.80%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -19.21%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group. Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-19.21%	-16.39%	-21.00%	-26.01%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	13.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,131,864
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$4,131,864
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$117	1.84%[2]

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 54.22%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	54.22%	35.75%	24.08%	31.94%
Class A (with sales charge)‡	46.89%	29.29%	22.87%	31.30%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,341,594,352
Holdings Count | shares	112
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,341,594,352
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	313%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.6%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.9%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.6%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.9%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	46.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$165	2.59%[2]

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	2.59%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 53.65%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	53.65%	34.75%	23.12%	30.93%
Class C (with CDSC)§	52.65%	33.75%	23.12%	30.93%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,341,594,352
Holdings Count | shares	112
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,341,594,352
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	313%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.6%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.9%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.6%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.9%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	46.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$117	1.84%[2]

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 54.22%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	54.22%	35.75%	24.08%	31.93%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,341,594,352
Holdings Count | shares	112
Investment Company, Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,341,594,352
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	313%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.6%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.9%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.6%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.9%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	46.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$90	2.28%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -42.38%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-42.38%	-37.91%	-33.56%	-37.99%
Class A (with sales charge)‡	-45.12%	-40.87%	-34.21%	-38.28%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,754,374
Holdings Count | shares	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$12,754,374
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$117	2.96%[2]

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.96%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -42.63%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-42.63%	-38.45%	-34.08%	-38.40%
Class C (with CDSC)§	-43.20%	-39.02%	-34.08%	-38.40%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,754,374
Holdings Count | shares	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$12,754,374
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$77	1.95%[2]

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -42.33%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-42.33%	-37.80%	-33.55%	-37.98%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,754,374
Holdings Count | shares	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$12,754,374
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Russell 2000® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$117	1.95%[2]

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 39.03%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	39.03%	8.39%	11.98%	9.19%
Class A (with sales charge)‡	32.43%	3.25%	10.90%	8.66%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 45,180,644
Holdings Count | shares	1,986
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$45,180,644
Total Number of Portfolio Holdings	1,986
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.6%
Credo Technology Group Holding Ltd.	0.2%
Bloom Energy Corp. — Class A	0.2%
IonQ, Inc.	0.2%
Kratos Defense & Security Solutions, Inc.	0.2%
Fabrinet	0.1%
Oklo, Inc.	0.1%
Coeur Mining, Inc.	0.1%
Rambus, Inc.	0.1%
Top 10 Total	2.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.6%
Credo Technology Group Holding Ltd.	0.2%
Bloom Energy Corp. — Class A	0.2%
IonQ, Inc.	0.2%
Kratos Defense & Security Solutions, Inc.	0.2%
Fabrinet	0.1%
Oklo, Inc.	0.1%
Coeur Mining, Inc.	0.1%
Rambus, Inc.	0.1%
Top 10 Total	2.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Russell 2000® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$161	2.70%[2]

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	2.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 38.51%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	38.51%	7.59%	11.15%	8.38%
Class C (with CDSC)§	37.51%	6.59%	11.15%	8.38%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 45,180,644
Holdings Count | shares	1,986
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$45,180,644
Total Number of Portfolio Holdings	1,986
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.6%
Credo Technology Group Holding Ltd.	0.2%
Bloom Energy Corp. — Class A	0.2%
IonQ, Inc.	0.2%
Kratos Defense & Security Solutions, Inc.	0.2%
Fabrinet	0.1%
Oklo, Inc.	0.1%
Coeur Mining, Inc.	0.1%
Rambus, Inc.	0.1%
Top 10 Total	2.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.6%
Credo Technology Group Holding Ltd.	0.2%
Bloom Energy Corp. — Class A	0.2%
IonQ, Inc.	0.2%
Kratos Defense & Security Solutions, Inc.	0.2%
Fabrinet	0.1%
Oklo, Inc.	0.1%
Coeur Mining, Inc.	0.1%
Rambus, Inc.	0.1%
Top 10 Total	2.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Russell 2000® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$117	1.95%[2]

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 38.99%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	38.99%	8.29%	11.91%	9.10%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 45,180,644
Holdings Count | shares	1,986
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$45,180,644
Total Number of Portfolio Holdings	1,986
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.6%
Credo Technology Group Holding Ltd.	0.2%
Bloom Energy Corp. — Class A	0.2%
IonQ, Inc.	0.2%
Kratos Defense & Security Solutions, Inc.	0.2%
Fabrinet	0.1%
Oklo, Inc.	0.1%
Coeur Mining, Inc.	0.1%
Rambus, Inc.	0.1%
Top 10 Total	2.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.6%
Credo Technology Group Holding Ltd.	0.2%
Bloom Energy Corp. — Class A	0.2%
IonQ, Inc.	0.2%
Kratos Defense & Security Solutions, Inc.	0.2%
Fabrinet	0.1%
Oklo, Inc.	0.1%
Coeur Mining, Inc.	0.1%
Rambus, Inc.	0.1%
Top 10 Total	2.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$72	1.74%[2]

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -35.95%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-35.95%	-22.85%	-26.83%	-26.73%
Class A (with sales charge)‡	-38.99%	-26.50%	-27.54%	-27.08%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,652,406
Holdings Count | shares	9
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$4,652,406
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$102	2.48%[2]

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.48%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -36.20%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-36.20%	-23.43%	-27.38%	-27.28%
Class C (with CDSC)§	-36.84%	-24.15%	-27.38%	-27.28%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,652,406
Holdings Count | shares	9
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$4,652,406
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$75	1.82%[2]

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -35.99%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics Inc., Lantheus Holdings Inc, and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-35.99%	-22.97%	-26.99%	-26.84%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,652,406
Holdings Count | shares	9
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$4,652,406
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P 500® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$108	1.83%[2]

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 35.44%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	35.44%	24.22%	24.45%	22.73%
Class A (with sales charge)‡	29.01%	18.32%	23.25%	22.13%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 358,094,849
Holdings Count | shares	512
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$358,094,849
Total Number of Portfolio Holdings	512
Portfolio Turnover Rate	824%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.3%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class A	2.0%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class C	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Top 10 Total	31.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.3%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class A	2.0%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class C	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Top 10 Total	31.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P 500® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$151	2.57%[2]

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	2.57%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 34.92%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	34.92%	23.30%	23.53%	21.81%
Class C (with CDSC)§	33.92%	22.30%	23.53%	21.81%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 358,094,849
Holdings Count | shares	512
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$358,094,849
Total Number of Portfolio Holdings	512
Portfolio Turnover Rate	824%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.3%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class A	2.0%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class C	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Top 10 Total	31.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.3%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class A	2.0%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class C	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Top 10 Total	31.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P 500® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$107	1.82%[2]

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 35.44%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	35.44%	24.20%	24.44%	22.72%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 358,094,849
Holdings Count | shares	512
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$358,094,849
Total Number of Portfolio Holdings	512
Portfolio Turnover Rate	824%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.3%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class A	2.0%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class C	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Top 10 Total	31.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.3%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class A	2.0%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class C	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Top 10 Total	31.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$78	1.86%[2]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -31.65%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-31.65%	-26.67%	-27.18%	-28.53%
Class A (with sales charge)‡	-34.89%	-30.17%	-27.89%	-28.87%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,410,761
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$10,410,761
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$110	2.62%[2]

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -31.90%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-31.90%	-27.23%	-27.73%	-29.07%
Class C (with CDSC)§	-32.58%	-27.90%	-27.73%	-29.07%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,410,761
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$10,410,761
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$76	1.81%[2]

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -31.67%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-31.67%	-26.47%	-27.11%	-28.49%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,410,761
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$10,410,761
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.